As filed with the Securities and Exchange Commission on September 1, 2017

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.
Post-Effective Amendment No.	51

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	52

(Check appropriate box or boxes)

STADION INVESTMENT TRUST
Exact Name of Registrant as Specified in Charter

1061 Cliff Dawson Road, Watkinsville, Georgia 30677
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 587-3400

Edward Corrao, Esq.
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO  80203
(Name and Address of Agent for Service)

With copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101-2400

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b);
[ ]	on (date) pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 50 filed August 11, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Watkinsville, and State of Georgia on this this 1st day of September, 2017.

STADION INVESTMENT TRUST

By:	/s/ Judson P. Doherty
Judson P. Doherty, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Judson P. Doherty	September 1, 2017
President/Chief Executive Officer	Date

/s/ Duane L. Bernt	September 1, 2017
Treasurer/Chief Financial Officer	Date

Gregory L. Morris*	September 1, 2017
Chairman of the Board	Date

James M. Baker*	September 1, 2017
Trustee	Date

Norman A. Mc Lean*	September 1, 2017
Trustee	Date

Ronald C. Baum*	September 1, 2017
Trustee	Date

*By:	/s/ Judson P. Doherty	September 1, 2017
	Judson P. Doherty, Attorney-in-Fact	Date

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase